Post-Employment Benefits - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefits [Line Items]
Actuarial losses on defined benefit obligations	kr 12,443	kr 261
Actuarial gains on defined benefit obligations	kr 5,758	kr (3,016)
Percentage Alecta's of collective funding ratio	148.00%	142.00%
Percentage of company's share of Alecta's saving premiums	0.30%
Percentage of maximum pension liability relation to PRI pensionsgaranti	2.00%
Amount of pledged business mortgage	kr 5,100
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 5.1 billion to PRI Pensionsgaranti.
Discount rate	1.80%	2.60%
Alecta [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of total share of active members in Alecta	1.90%
Expected contribution to Alectas plan	kr 106
Sweden [member]
Disclosure Of Employee Benefits [Line Items]
Discount rate	0.90%	1.50%
Discount rates based upon Swedish covered bonds	1.80%	2.50%
Decrease in defined benefit obligation resulting from discount rates based upon Swedish covered bonds	kr 9,800	kr 9,500
Bottom of range [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of target ratio fair value plan assets	140.00%
Ericsson Pensionsstiftelse [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of defined benefit plans	45.00%	49.00%
Percentage of defined benefit plans	100.00%